PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.   PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2018	2019
	(HK$ in thousands)
Gross carrying amount
Computers and equipment	12,981	56,175
Furniture and fixtures	4,961	34,588
Office equipment	20,501	29,938
Office building	—	28,110
Vehicle	638	634
Total of gross carrying amount	39,081	149,445

Less: accumulated depreciation
Computers and equipment	(4,542)	(8,289)
Furniture and fixtures	(3,063)	(6,234)
Office equipment	(8,204)	(16,241)
Office building	—	(519)
Vehicle	(414)	(532)
Total of accumulated depreciation	(16,223)	(31,815)
Property and equipment, net	22,858	117,630

Depreciation expenses on property and equipment which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2017, 2018 and 2019 were HK$3,998 thousand, HK$8,012 thousand and HK$15,647 thousand, respectively.